Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Reconciliation of the Statutory Income Tax Rate [Abstract]
Loss before income taxes	$ (160,677)	$ (137,904)	$ (874,119)	$ (109,116)
Multiplied by the statutory income tax rates	26.39%	26.39%	26.39%	26.39%
Statutory income tax rate	$ (42,403)	$ (36,393)	$ (230,680)	$ (28,796)
Income tax recorded at rates different from the Canadian tax rate	(934)	(521)	(2,201)	(5,216)
Permanent differences	21,056	9,581	153,233	12,615
Effect of temporary differences not recognized as deferred tax assets	17,655	16,984	71,570	4,217
Foreign taxes		(36)	25	(170)
Change in estimates related to prior periods	365	36	5,342	126
Excess tax-benefits on share-based payments recognized directly in equity	1,028		1,573
Impact of foreign exchange	(222)	(6,569)	(6,260)	4,608
Other		97		511
Tax recovery	$ (3,455)	$ (16,821)	$ (7,398)	$ (12,105)
Effective income tax rate	2.15%	12.20%	0.85%	11.09%